ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

6.            ACQUISITIONS AND DISPOSITIONS

i.             Disposition of interest in Cerro Casale

On March 28, 2017, the Company announced that it had entered into an agreement with Goldcorp Inc.  (“Goldcorp”) to sell its 25% interest in the Cerro Casale project and its 100% interest in the Quebrada Seca exploration project in Chile.

On June 9, 2017, the Company completed the sale for gross cash proceeds of $260.0 million (which includes $20.0 million for Quebrada Seca), a contingent payment of $40.0 million following a construction decision for Cerro Casale, the assumption by Goldcorp of a $20.0 million contingent payment obligation payable to Barrick Gold Corporation when production at Cerro Casale commences, and a 1.25% royalty on 25% of gross revenues from all metals sold at the properties (with the Company foregoing the first $10.0 million).  Additionally on closing, the Company entered into a water supply agreement with the Cerro Casale joint venture to have certain rights to access, up to a fixed amount, water not required by the Cerro Casale joint venture.

In connection with the sale, the Company recognized, in other income (expense), an impairment reversal of $97.0 million related to its investment in Cerro Casale, and a gain on disposition of $12.7 million.  See Note 7 xi.

ii.             Disposition of interest in White Gold

On May 18, 2017, the Company entered into an agreement with White Gold Corp. to sell its 100% interest in the White Gold exploration project in the Yukon Territory.

On June 14, 2017, the Company completed the sale for gross cash proceeds of $7.6 million (CDN$10.0 million), 17.5 million common shares of White Gold Corp. representing 19.9% of the issued and outstanding shares of White Gold Corp., and deferred payments of $11.4 million (CDN$15.0 million), payable in three equal payments of $3.8 million (CDN$5.0 million) upon completion of specific milestones.  The Company recognized a loss on disposition of $1.7 million in other income (expense) in connection with the sale.  See Note 7 xi.

The investment in White Gold Corp. has been accounted for as an available-for-sale investment as the Company determined it does not have significant influence over White Gold Corp.

iii.             Disposition of interest in DeLamar

On September 18, 2017, the Company entered into an agreement with Integra Resources Corp.  (“Integra”) to sell its 100% interest in the DeLamar reclamation property.

On November 3, 2017, the Company completed the sale for cash consideration and a non-interest bearing promissory note, payable 18 months after closing, totaling $5.6 million (CDN$7.2 million), common shares representing 9.9% of the issued and outstanding shares of Integra, and a 2.5% net smelter return royalty that will be reduced to 1% when royalty payments have accumulated to $7.8 million (CDN$10.0 million).  In connection with the sale, the Company recognized a gain on disposition of $44.2 million in other income (expense).  See Note 7 xi.

iv.             Acquisition of La Coipa mining concessions

Compania Minera de Oro (“MDO”), a subsidiary of the Company, currently holds a 50% ownership interest in the Phase 7 deposit through its 50% ownership of Minera La Coipa (“MLC”), with the remaining 50% held by Salmones de Chile Alimentos S.A. (“SDCA”).  Pursuant to an agreement signed on February 2, 2018, MDO, MLC and SDCA have agreed, among other things, to spin out the Phase 7 concessions into a new company and MDO has agreed to purchase SDCA’s 50% interest in such company in exchange for payments to SDCA totaling $65 million ($35 million on closing and $30 million on or before January 31, 2019).  Following completion of the transaction, MDO will have a 100% ownership interest in the Phase 7 deposit. The transaction is subject to certain conditions and is expected to close within 90 days.

v.             Acquisition of power plants in Brazil

On February 14, 2018, Kinross Brasil Mineração (“KBM”), a subsidiary of the Company, signed an agreement to acquire two hydroelectric power plants in the State of Goias, Brazil from a subsidiary of Gerdau SA for $257.0 million. The two plants are expected to secure a long-term supply of power and lower production costs over the life of the mine at Paracatu. The transaction is subject to regulatory approvals and is expected to close in approximately three to six months.